Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash	Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Cash and cash equivalents	108,977	128,743	176,067
Restricted cash – current	2,227	2,786	3,088
Restricted cash – non-current	3,135	3,135	5,466
Current assets - discontinued operations - cash	101,190	220,042	177,174
Current assets - discontinued operations - restricted cash	11,888	8,358	53,689
Non-current assets - discontinued operations - restricted cash	38,103	42,826	39,383
Assets held for sale - cash	—	—	1,121
Assets held for sale - restricted cash	—	—	337
	265,520	405,890	456,325

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities, excluding changes related to the Teekay Gas Business (see Note 23), for the years ended December 31, 2021, 2020 and 2019, are as follows:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Accounts receivable	83,460	32,760	(44,995)
Prepaid expenses and other	4,016	68,052	(107,060)
Accounts payable	(77,972)	(6,365)	103,315
Accrued liabilities and other	(44,525)	(203)	40,699
Receipts from direct financing and sales-type leases (1)	—	66,369	—
Asset retirement obligation expenditures	(1,419)	(17,458)	—
Expenditures for drydocking	(26,974)	(24,655)	(48,250)
	(63,414)	118,500	(56,291)
(1)Included in the balance for the year ended December 31, 2020 is a payment received by the Company in April 2020 as part of the bareboat charter with BP for the Petrojarl Foinaven FPSO. See Note 2.